Investments - Schedule Significant Subsidiaries of Corporation (Details)	12 Months Ended
Dec. 31, 2017
Stars Group Holdings B.V. | Netherlands
Disclosure Of Investment [Line Items]
Principal business	Intermediate holding company and investment vehicle
Percentage of ownership	100.00%
Stars Interactive Holdings (IOM) Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Intermediate holding company
Percentage of ownership	100.00%
Worldwide Independent Trust Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Treasury
Percentage of ownership	100.00%
REEL Italy Limited | Malta
Disclosure Of Investment [Line Items]
Principal business	Various
Percentage of ownership	100.00%
Rational Entertainment Enterprises Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Gaming services
Percentage of ownership	100.00%
Naris Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Treasury
Percentage of ownership	100.00%
Stars Interactive Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Intermediate holding company
Percentage of ownership	100.00%
RG Cash Plus Limited | Isle of Man
Disclosure Of Investment [Line Items]
Principal business	Treasury
Percentage of ownership	100.00%
Rational Gaming Europe Limited | Malta
Disclosure Of Investment [Line Items]
Principal business	Various
Percentage of ownership	100.00%
REEL Spain Plc | Malta
Disclosure Of Investment [Line Items]
Principal business	Gaming services
Percentage of ownership	100.00%